Vanguard® Industrials Index Fund
Schedule of Investments (unaudited)
As of November 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Aerospace & Defense (16.2%)
*	Boeing Co.	572,114	132,519
	RTX Corp.	1,453,208	118,407
	Lockheed Martin Corp.	222,885	99,801
	Northrop Grumman Corp.	143,500	68,185
	General Dynamics Corp.	231,677	57,217
	TransDigm Group Inc.	55,098	53,052
	L3Harris Technologies Inc.	188,912	36,046
	Howmet Aerospace Inc.	391,229	20,579
*	Axon Enterprise Inc.	70,997	16,320
	Textron Inc.	198,021	15,180
	HEICO Corp. Class A	73,590	10,112
	Huntington Ingalls Industries Inc.	39,803	9,434
	Curtiss-Wright Corp.	38,205	8,172
	Woodward Inc.	60,230	8,142
	HEICO Corp.	44,909	7,681
	BWX Technologies Inc.	91,152	7,113
	Hexcel Corp.	84,385	5,849
	Moog Inc. Class A	28,562	3,999
*	AeroVironment Inc.	26,276	3,616
*	Spirit AeroSystems Holdings Inc. Class A	104,715	2,879
*	Kratos Defense & Security Solutions Inc.	128,283	2,444
*	AAR Corp.	33,519	2,323
*	Mercury Systems Inc.	53,438	1,832
*	Rocket Lab USA Inc.	264,833	1,160
*,1	Archer Aviation Inc. Class A	186,100	1,113
*	Leonardo DRS Inc.	51,870	956
*	Triumph Group Inc.	76,379	855
*	Virgin Galactic Holdings Inc.	347,336	774
*	Ducommun Inc.	13,271	669
	Cadre Holdings Inc.	18,946	610
*	V2X Inc.	12,667	537
	Kaman Corp.	25,191	511
	National Presto Industries Inc.	5,226	390
*	Aersale Corp.	25,888	361
*	Astra Space Inc.	24	—
			698,838
Air Freight & Logistics (4.9%)
	United Parcel Service Inc. Class B (XNYS)	722,065	109,472
	FedEx Corp.	238,438	61,715
	Expeditors International of Washington Inc.	147,815	17,788
	CH Robinson Worldwide Inc.	116,584	9,566
*	GXO Logistics Inc.	118,608	6,673

		Shares	Market Value ($000)
*	Hub Group Inc. Class A	31,304	2,365
	Forward Air Corp.	25,593	1,626
*	Air Transport Services Group Inc.	57,116	908
			210,113
Building Products (6.9%)
	Trane Technologies plc	227,999	51,393
	Carrier Global Corp.	836,393	43,459
	Johnson Controls International plc	679,243	35,864
*	Builders FirstSource Inc.	125,002	16,764
	Carlisle Cos. Inc.	49,926	14,000
	Masco Corp.	224,977	13,622
	Lennox International Inc.	31,977	13,004
	Owens Corning	89,575	12,145
	A O Smith Corp.	124,213	9,361
	Allegion plc	87,509	9,284
	Fortune Brands Innovations Inc.	127,062	8,695
	Advanced Drainage Systems Inc.	70,617	8,552
*	Trex Co. Inc.	108,679	7,637
	Simpson Manufacturing Co. Inc.	42,594	7,112
	UFP Industries Inc.	61,655	6,759
*	AZEK Co. Inc.	134,039	4,623
	AAON Inc.	68,947	4,316
	Zurn Elkay Water Solutions Corp.	146,550	4,314
	Armstrong World Industries Inc.	44,573	3,780
	CSW Industrials Inc.	15,551	2,758
*	Resideo Technologies Inc.	147,620	2,425
*	Gibraltar Industries Inc.	30,164	2,027
	Griffon Corp.	40,831	1,900
*	PGT Innovations Inc.	58,186	1,873
*	Masonite International Corp.	20,984	1,864
*	Hayward Holdings Inc.	149,285	1,760
*	Masterbrand Inc.	127,292	1,708
*	JELD-WEN Holding Inc.	84,690	1,353
	AZZ Inc.	25,282	1,243
*	Janus International Group Inc.	117,039	1,235
*	American Woodmark Corp.	16,271	1,178
	Quanex Building Products Corp.	33,090	1,019
	Apogee Enterprises Inc.	22,097	997
	Insteel Industries Inc.	19,368	659
			298,683
Commercial Services & Supplies (7.7%)
	Waste Management Inc.	404,253	69,123
	Cintas Corp.	91,507	50,626
*	Copart Inc.	860,263	43,202
	Republic Services Inc.	221,074	35,779
	Waste Connections Inc. (XTSE)	257,244	34,854
*	Veralto Corp.	233,867	18,066
	Rollins Inc.	291,055	11,858
	Tetra Tech Inc.	53,098	8,398
*	Clean Harbors Inc.	51,490	8,324
	MSA Safety Inc.	37,292	6,494
*	Casella Waste Systems Inc. Class A	56,812	4,595
*	Stericycle Inc.	92,380	4,339
	Brink's Co.	46,258	3,650
	ABM Industries Inc.	65,340	2,678
	UniFirst Corp.	15,020	2,593
	Brady Corp. Class A	44,701	2,515

		Shares	Market Value ($000)
*	Vestis Corp.	130,328	2,386
*	ACV Auctions Inc. Class A	136,975	2,141
	MillerKnoll Inc.	73,285	1,891
	HNI Corp.	46,426	1,814
*	CoreCivic Inc.	112,565	1,629
*	OPENLANE Inc.	110,028	1,609
*	GEO Group Inc.	125,075	1,270
*	Cimpress plc	17,006	1,199
	Steelcase Inc. Class A	83,864	1,032
*	SP Plus Corp.	19,558	1,000
	Matthews International Corp. Class A	28,523	974
*	Montrose Environmental Group Inc.	28,919	904
*	Driven Brands Holdings Inc.	66,685	877
	VSE Corp.	13,441	812
	Deluxe Corp.	43,096	788
*	Healthcare Services Group Inc.	74,110	720
*	Viad Corp.	20,551	684
	Pitney Bowes Inc.	159,481	644
	Interface Inc.	57,345	580
	ACCO Brands Corp.	94,724	510
*	Enviri Corp.	79,208	467
*	Liquidity Services Inc.	22,570	432
*	BrightView Holdings Inc.	42,013	321
			331,778
Construction & Engineering (2.4%)
	Quanta Services Inc.	145,135	27,330
	AECOM	131,422	11,678
	EMCOR Group Inc.	47,006	9,990
*	WillScot Mobile Mini Holdings Corp.	196,737	8,208
	Comfort Systems USA Inc.	35,658	6,903
*	Fluor Corp.	143,305	5,450
*	API Group Corp.	165,814	5,032
	Valmont Industries Inc.	20,962	4,603
*	MasTec Inc.	62,925	3,816
	MDU Resources Group Inc.	192,345	3,682
	Arcosa Inc.	48,625	3,608
*	Dycom Industries Inc.	29,185	3,031
*	MYR Group Inc.	16,770	2,087
	Granite Construction Inc.	43,616	2,004
*	Sterling Infrastructure Inc.	30,564	1,941
*	Construction Partners Inc. Class A	43,598	1,829
	Primoris Services Corp.	53,238	1,616
*	Ameresco Inc. Class A	32,689	979
	Argan Inc.	12,620	589
*	IES Holdings Inc.	8,053	563
*	Great Lakes Dredge & Dock Corp.	66,081	444
*	Tutor Perini Corp.	43,372	363
			105,746
Electrical Equipment (7.2%)
	Eaton Corp. plc	398,385	90,708
	Emerson Electric Co.	570,662	50,732
	AMETEK Inc.	230,349	35,757
	Rockwell Automation Inc.	114,742	31,604
	Hubbell Inc.	53,616	16,085
*	Vertiv Holdings Co. Class A	342,428	14,950
	nVent Electric plc	165,295	8,802
	Regal Rexnord Corp.	66,115	7,921

		Shares	Market Value ($000)
*	Generac Holdings Inc.	62,058	7,265
	Acuity Brands Inc.	31,081	5,572
	Sensata Technologies Holding plc	152,328	4,952
*	Atkore Inc.	37,688	4,896
	EnerSys	40,821	3,612
	Encore Wire Corp.	16,758	3,088
*	Bloom Energy Corp. Class A	200,804	2,900
*	Sunrun Inc.	216,721	2,796
*	Shoals Technologies Group Inc. Class A	170,109	2,356
*	Array Technologies Inc.	151,363	2,342
*,1	Plug Power Inc.	537,321	2,171
*	NEXTracker Inc. Class A	49,343	2,005
*,1	Enovix Corp.	135,659	1,502
*	Fluence Energy Inc.	40,896	1,026
*	Thermon Group Holdings Inc.	33,395	1,007
*	Vicor Corp.	22,932	839
	Powell Industries Inc.	9,451	786
*,1	ChargePoint Holdings Inc.	302,086	562
*	FuelCell Energy Inc.	448,752	547
	GrafTech International Ltd.	204,395	505
*,1	Stem Inc.	146,219	420
*,1	SunPower Corp.	87,071	361
	Preformed Line Products Co.	2,690	335
*	SES AI Corp.	93,038	198
*,1	Blink Charging Co.	57,311	184
*,1	FREYR Battery SA	104,405	170
*	Energy Vault Holdings Inc.	60,347	139
*	Net Power Inc.	13,731	125
*,1	NuScale Power Corp.	38,404	106
*	TPI Composites Inc.	42,214	89
*	ESS Tech Inc.	55,656	65
			309,480
Ground Transportation (11.0%)
	Union Pacific Corp.	608,440	137,063
*	Uber Technologies Inc.	1,836,291	103,530
	CSX Corp.	2,003,326	64,707
	Norfolk Southern Corp.	226,738	49,465
	Old Dominion Freight Line Inc.	98,213	38,211
	JB Hunt Transport Services Inc.	82,686	15,319
*	Saia Inc.	26,470	10,334
*	XPO Inc.	115,643	9,978
	Knight-Swift Transportation Holdings Inc.	161,493	8,685
	Landstar System Inc.	35,858	6,191
	U-Haul Holding Co.	96,595	5,231
	Ryder System Inc.	45,432	4,867
*	Lyft Inc. Class A	338,861	3,975
*	Avis Budget Group Inc.	21,251	3,886
	ArcBest Corp.	23,875	2,846
*	RXO Inc.	116,398	2,440
	Werner Enterprises Inc.	59,896	2,396
	Schneider National Inc. Class B	51,321	1,182
*	Hertz Global Holdings Inc.	139,493	1,163
	Marten Transport Ltd.	61,259	1,155
	Heartland Express Inc.	47,292	635
	Universal Logistics Holdings Inc.	7,412	183
*	Daseke Inc.	37,870	166
*	PAM Transportation Services Inc.	6,647	125

		Shares	Market Value ($000)
*	TuSimple Holdings Inc. Class A	125,820	107
			473,840
Industrial Conglomerates (7.3%)
	General Electric Co.	1,086,588	132,347
	Honeywell International Inc.	662,898	129,875
	3M Co.	551,381	54,625
			316,847
Machinery (19.5%)
	Caterpillar Inc.	509,339	127,702
	Deere & Co.	273,176	99,548
	Illinois Tool Works Inc.	279,850	67,782
	Parker-Hannifin Corp.	128,242	55,552
	PACCAR Inc.	521,960	47,926
	Otis Worldwide Corp.	411,033	35,263
	Cummins Inc.	141,464	31,711
	Ingersoll Rand Inc. (XYNS)	403,859	28,848
	Xylem Inc.	240,519	25,286
	Fortive Corp.	351,602	24,254
	Westinghouse Air Brake Technologies Corp.	178,978	20,862
	Dover Corp.	139,784	19,732
	IDEX Corp.	75,586	15,244
	Snap-on Inc.	52,923	14,537
	Stanley Black & Decker Inc.	153,250	13,930
	Graco Inc.	168,922	13,646
	Nordson Corp.	51,163	12,041
	Lincoln Electric Holdings Inc.	57,250	11,339
	CNH Industrial NV	999,901	10,739
	Pentair plc	164,644	10,626
	ITT Inc.	81,871	8,864
	Toro Co.	103,526	8,593
*	RBC Bearings Inc.	28,961	7,464
	Donaldson Co. Inc.	120,240	7,315
	AGCO Corp.	63,490	7,208
*	Middleby Corp.	53,725	6,782
	Oshkosh Corp.	65,156	6,339
*	Chart Industries Inc.	42,609	5,540
	Watts Water Technologies Inc. Class A	27,329	5,261
	Crane Co.	48,417	5,117
	Flowserve Corp.	131,688	5,038
	Allison Transmission Holdings Inc.	89,286	4,775
	Timken Co.	63,747	4,615
	Mueller Industries Inc.	107,790	4,477
	Esab Corp.	57,474	4,434
	Federal Signal Corp.	60,886	4,198
*	SPX Technologies Inc.	45,413	3,874
	Franklin Electric Co. Inc.	39,072	3,477
	Terex Corp.	67,262	3,329
	John Bean Technologies Corp.	31,860	3,291
	Kadant Inc.	11,646	3,035
	ESCO Technologies Inc.	25,752	2,703
	Hillenbrand Inc.	69,688	2,700
	Albany International Corp. Class A	31,031	2,663
	EnPro Industries Inc.	19,717	2,532
	Mueller Water Products Inc. Class A	155,532	2,067
	Alamo Group Inc.	10,844	1,992
	Trinity Industries Inc.	77,613	1,937
	Kennametal Inc.	76,222	1,777

		Shares	Market Value ($000)
*	Gates Industrial Corp. plc	144,859	1,776
	Standex International Corp.	11,764	1,574
	Enerpac Tool Group Corp.	56,126	1,532
	Tennant Co.	17,553	1,503
*	Hillman Solutions Corp.	194,543	1,424
	Lindsay Corp.	10,999	1,312
	Barnes Group Inc.	48,181	1,271
	Helios Technologies Inc.	32,866	1,261
	Greenbrier Cos. Inc.	31,001	1,169
*	Energy Recovery Inc.	56,600	1,079
	Wabash National Corp.	46,436	1,018
	Columbus McKinnon Corp.	28,437	993
*	Proto Labs Inc.	26,125	946
*,1	Symbotic Inc.	16,126	853
*,1	Nikola Corp.	767,874	747
*	3D Systems Corp.	134,645	719
	Astec Industries Inc.	22,918	713
	Gorman-Rupp Co.	22,193	701
*	Titan International Inc.	53,013	693
	Douglas Dynamics Inc.	22,825	624
*	Manitowoc Co. Inc.	35,059	502
	REV Group Inc.	29,984	473
*	Blue Bird Corp.	24,052	459
	Hyster-Yale Materials Handling Inc.	8,684	414
	Shyft Group Inc.	32,988	365
	Luxfer Holdings plc	26,892	222
*,1	Desktop Metal Inc. Class A	227,401	159
*,1	Microvast Holdings Inc.	93,822	110
*,1	Hyzon Motors Inc.	98,992	108
*,1	Velo3D Inc.	100,838	98
*	Markforged Holding Corp.	114,876	85
*	Hyliion Holdings Corp.	123,809	70
			842,938
Marine Transportation (0.2%)
*	Kirby Corp.	59,313	4,552
	Matson Inc.	35,180	3,369
	Genco Shipping & Trading Ltd.	42,317	657
[1]	Eagle Bulk Shipping Inc.	7,161	326
			8,904
Passenger Airlines (1.7%)
	Delta Air Lines Inc.	643,233	23,755
	Southwest Airlines Co.	593,746	15,182
*	United Airlines Holdings Inc.	328,090	12,927
*	American Airlines Group Inc.	651,201	8,094
*	Alaska Air Group Inc.	126,586	4,786
*,1	Joby Aviation Inc.	347,800	2,073
*	SkyWest Inc.	41,966	1,984
	Spirit Airlines Inc.	109,445	1,622
*	JetBlue Airways Corp.	330,913	1,463
	Allegiant Travel Co.	15,702	1,075
*	Sun Country Airlines Holdings Inc.	42,384	643
*	Hawaiian Holdings Inc.	51,462	231
*	Frontier Group Holdings Inc.	42,611	167
*	Blade Air Mobility Inc.	48,489	154
*,1	Wheels Up Experience Inc.	41	—
			74,156

		Shares	Market Value ($000)
Professional Services (9.8%)
	Automatic Data Processing Inc.	411,273	94,560
	Paychex Inc.	324,625	39,595
	Verisk Analytics Inc.	144,782	34,955
	Equifax Inc.	122,607	26,693
	Broadridge Financial Solutions Inc.	118,061	22,883
	Booz Allen Hamilton Holding Corp.	130,993	16,391
	Jacobs Solutions Inc.	125,886	16,010
	Leidos Holdings Inc.	130,495	14,005
	SS&C Technologies Holdings Inc.	222,655	12,527
	TransUnion	192,724	11,317
*	Ceridian HCM Holding Inc.	147,985	10,196
	Paycom Software Inc.	54,243	9,854
	Robert Half Inc.	106,764	8,753
*	FTI Consulting Inc.	33,900	7,474
*	CACI International Inc. Class A	22,591	7,251
*	Paylocity Holding Corp.	45,020	7,053
	KBR Inc.	134,494	6,949
	Science Applications International Corp.	52,779	6,197
	Maximus Inc.	60,605	5,060
*	ExlService Holdings Inc.	165,626	4,699
*	ASGN Inc.	48,253	4,306
	Insperity Inc.	36,120	4,109
	Concentrix Corp.	43,157	4,056
	Exponent Inc.	50,678	3,900
*	TriNet Group Inc.	32,721	3,793
	ManpowerGroup Inc.	49,419	3,667
*	Verra Mobility Corp.	160,656	3,226
	Korn Ferry	52,402	2,711
*	Alight Inc. Class A	346,905	2,654
	ICF International Inc.	18,822	2,634
*	Parsons Corp.	41,725	2,599
*	CBIZ Inc.	44,697	2,587
	Dun & Bradstreet Holdings Inc.	240,832	2,550
*,1	Clarivate plc	303,453	2,355
*	Huron Consulting Group Inc.	18,972	1,976
*	Upwork Inc.	120,764	1,702
	CSG Systems International Inc.	31,785	1,563
*	NV5 Global Inc.	14,269	1,388
	Kforce Inc.	19,223	1,340
*	Paycor HCM Inc.	61,382	1,302
*	Legalzoom.com Inc.	105,428	1,216
	First Advantage Corp.	51,409	797
	Barrett Business Services Inc.	6,616	727
	Kelly Services Inc. Class A	32,398	674
	CRA International Inc.	7,037	667
	Heidrick & Struggles International Inc.	19,964	543
*	Conduent Inc.	163,495	497
*	Planet Labs PBC	199,718	485
*	Franklin Covey Co.	11,161	434
	Resources Connection Inc.	31,834	433
*	TrueBlue Inc.	30,180	421
*	Sterling Check Corp.	28,777	364
	TTEC Holdings Inc.	18,828	352
*	Forrester Research Inc.	11,497	278
*	TaskUS Inc. Class A	21,799	262
*	Hireright Holdings Corp.	13,864	182

		Shares	Market Value ($000)
*	Skillsoft Corp.	4,304	82
			425,254
Trading Companies & Distributors (5.0%)
	WW Grainger Inc.	44,937	35,329
	Ferguson plc	203,731	34,907
	Fastenal Co.	570,495	34,213
	United Rentals Inc.	68,225	32,476
	Watsco Inc.	33,483	12,798
	WESCO International Inc.	46,197	7,200
*	SiteOne Landscape Supply Inc.	44,893	6,322
	Applied Industrial Technologies Inc.	38,613	6,181
*	Core & Main Inc. Class A	132,325	4,635
	MSC Industrial Direct Co. Inc. Class A	45,665	4,449
	Boise Cascade Co.	39,452	4,312
*	Beacon Roofing Supply Inc.	53,481	4,298
	FTAI Aviation Ltd.	99,336	4,094
	Air Lease Corp.	105,129	4,078
	GATX Corp.	33,470	3,648
	Herc Holdings Inc.	28,203	3,488
*	GMS Inc.	38,456	2,601
	McGrath RentCorp.	24,538	2,495
	Rush Enterprises Inc. Class A	62,632	2,485
	H&E Equipment Services Inc.	32,627	1,446
*	NOW Inc.	107,646	1,073
*,1	Xometry Inc. Class A	38,169	934
*	MRC Global Inc.	83,864	867
*	Transcat Inc.	8,660	848
*	BlueLinx Holdings Inc.	8,958	787
	Global Industrial Co.	18,657	664
*	Hudson Technologies Inc.	40,621	502
*	Titan Machinery Inc.	20,340	465
*	DXP Enterprises Inc.	14,005	410
*	Distribution Solutions Group Inc.	9,303	237
	Alta Equipment Group Inc.	20,421	195
			218,437
Total Common Stocks (Cost $4,112,966)			4,315,014
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[2,3]	Vanguard Market Liquidity Fund, 5.438% (Cost $15,065)	150,689	15,068
Total Investments (100.2%) (Cost $4,128,031)			4,330,082
Other Assets and Liabilities—Net (-0.2%)			(7,875)
Net Assets (100.0%)			4,322,207
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $8,271,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $9,689,000 was received for securities on loan, of which $9,686,000 is held in Vanguard Market Liquidity Fund and $3,000 is held in cash.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Illinois Tool Works Inc.	1/31/24	CITNA	5,329	(5.331)	—	(22)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
CITNA—Citibank, N.A.
At November 30, 2023, the counterparties had deposited in segregated accounts securities with a value of $276,000 in connection with open over-the-counter swap contracts.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	4,315,014	—	—	4,315,014
Temporary Cash Investments	15,068	—	—	15,068
Total	4,330,082	—	—	4,330,082
Derivative Financial Instruments
Liabilities
Swap Contracts	—	22	—	22